GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets Acquired (Q2) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 7,072,592	$ 6,960,842
Accumulated amortization	(2,758,793)	(1,833,054)	$ 0
Net amount	$ 4,313,799	5,127,788	$ 7,700,000
Investor list, net
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	5 years
Cost	$ 3,494,740	3,494,740
Web services technology, domains and licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life	3 years
Cost	$ 3,577,852	$ 3,466,102